Loans and financing - Summary of Changes in Loans and Financing (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
At January 1	$ 1,153	$ 3,279
Payment of loans	(1,238)	(2,651)
Interest charged	4	62
Interest paid	(5)	(56)	$ (104)
Basis adjustment on the fair value hedge	42	273
Exchange rate effect	44	246
At December 31	$ 0	$ 1,153	$ 3,279